Average Annual Total Returns - FM Focus Equity ETF		12 Months Ended	44 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	15.32%
FM Focus Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.08%	10.47%
Performance Inception Date		Apr. 22, 2022
FM Focus Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	10.12%
FM Focus Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.62%	8.16%

[1]	The S&P 500® Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.